TAXES ON INCOME (Loss (Income) from Continuing Operations Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic	$ (3,808)	$ (1,931)	$ (2,258)
Foreign	350	774	2,557
Income (loss) before taxes	$ (3,458)	$ (1,157)	$ 299